Capital Stock	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Capital Stock
39.	CAPITAL STOCK

The Bank’s subscribed and paid-in capital as of December 31, 2018, amounted to 669,663. Since January 1, 2017, the Bank’s capital stock has changed as follows:

SHARES			CAPITAL STOCK
Class	Number of shares	Votes per share	Issued and outstanding	In portfolio	Paid-in
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	573,327,358	1	573,327		573,327

Total as of January 1, 2017	584,563,028		584,563		584,563

Increase of Registered Class B shares of common stock (1)	85,099,993	1	85,100		85,100

Total 2017	669,663,021		669,663		669,663

Own shares acquired (2)		1	(28,948)	28,948

Total 2018	669,663,021		640,715	28,948	669,663

SHARES			CAPITAL STOCK
Class	Stock number	Votes per share	Issued and outstanding	In portfolio	Paid-in
As of December 31, 2018:
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	658,427,351	1	629,479	28,948	658,427

Total 2018	669,663,021		640,715	28,948	669,663

(1)

Related to the capital stock increase arising from (i) the issue of 74,000,000 new, common, registered Class “B” shares with a face value of Ps. 1, each one entitled to one vote, and entitled to dividends under the same conditions as common, registered Class “B” shares, outstanding upon issuance, formalized on June 19, 2017, and (ii) additionally, as established by the abovementioned Meeting, the international underwriters exercised the option to oversubscribe 15% of the capital stock which was formalized on July 13, 2017 through the issuance of 11,099,993 new, common, registered, Class “B” shares each one entitled to one vote and with a face value of Ps.1. On August 14, 2017, such capital increases were registered with the Public Registry of Commerce.

The public offering of the new shares was authorized by CNV Resolution No, 18,716 dated on May 24, 2017 and by the BCBA on May 26, 2017. As required by CNV regulations, it is advised that the funds arising from the public subscription of shares shall be used to finance its general business operations, to increase its borrowing capacity and leverage the potential acquisitions opportunities in the Argentine banking system.

(2)

Related to the repurchase of the Bank’s own shares under the programs established by the Bank’s Board of Directors on August 8, 2018, October 17, 2018 and December 20, 2018 with the purpose of reducing share price fluctuations, minimizing possible temporary imbalances between market supply and demand.

The Program dated on August 8, 2018, established, that the maximum amount of the investment amounted to 5,000,000 (nominal amount, i.e. not adjusted for inflation) and the maximum numbers of shares to be acquired were equivalent to 5% of the capital stock. At the end of this program the Bank had acquired 21,463,005 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 3,626,634 (nominal amount: 3,113,925).

The Program dated on October 17, 2018, established the start over of the repurchase of the Bank’s own shares, with the pending use of funds of the abovementioned Program, already expired. At the end of this program, the Bank had acquired 6,774,019 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 1,053,584 (nominal amount: 995,786).

On December 20, 2018, for the reasons mentioned in the first paragraph of this section (2), the Board of Directors of Banco Macro SA, decided the terms and conditions for the acquisition of its own shares, in accordance with section 64 Law 26,831 and CNV rules, under the following conditions:

(1)	Maximum amount to invest: up to 900,000 (nominal amount).

(2)	Maximum number of shares for own acquisition: up to 1% of the capital stock.

(3)	Maximum price to pay for shares: up to Ps. 158 per share.

(4)	Terms in which the acquisition took place: up to January 10, 2019, that date included, subject to any renewal or extension of the term, which will be informed in due time.

As of December 31, 2018, the Bank has acquired 2,028,251 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote for an amount of 298,197, of which, at the fiscal year-endwere only settled 711,386 common shares for an amount of 98,354, pending settlement 1,316,865 common shares for an amount of 199,843.

Additionally, on April 30, 2019, the Shareholders’ Meeting of Banco Macro SA, decided, among other issues, to decrease capital stock for an amount of 30,265, equivalent to 30,265,275 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote, according to section 98, from BYMA Regulations, equivalent to all the own shares acquired abovementioned and to increase capital stock from 669,663 to 669,679 through the issuance of 15,662 common, registered, Class B shares with a face value of Ps. 1 each one entitled with one vote, due to the merger effects between Banco Macro SA and Banco del Tucumán SA. See additionally note 2.4 to these consolidated financial statements.